Other financial assets	12 Months Ended
Mar. 31, 2026
Disclosure of financial assets [abstract]
Other financial assets
11.
Other financial assets

Non-current
Financial assets at amortised cost
Security deposits	577	829	9
Deferred consideration receivable	178	—	—
Bank deposits with remaining maturity for more than twelve months (refer Note 15)	2,433	3,792	40

Financial assets designated as a hedge instrument at fair value
Derivative instruments - hedge instruments	3,309	5,851	62
Total	6,497	10,472	112

	As at March 31,	As at March 31,
	2025	2026	2026
	(INR)	(INR)	(USD)
Current
Financial assets at amortised cost
Loans to related parties (refer Note 42)	284	—	—
Loans to other body corporates	—	250	3
Security deposits	177	178	2
Deferred consideration receivable	207	351	4
Advances recoverable	634	713	8
Government grant receivable	288	679	7
Interest accrued on fixed deposits	900	1,059	11
Interest accrued on loans to related parties (refer Note 42)	15	—	—
Interest accrued on loans to other body corporate	—	15
Insurance claim receivable	448	1,051	11
Interest accrued on receivables (refer Note 34(i))	—	1,013	11
Others	106	474	5

Financial assets designated as a hedge instrument at fair value
Derivative instruments- hedge instruments	4,089	9,724	103

Total	7,148	15,507	165

Loans and receivables are non-derivative financial assets which generate fixed interest income for the Group. The carrying value may be affected by changes in the credit risk of the counterparties.